Debt And Other Credit Facilities (Letters of Credit, Surety Bonds and Guarantees) (Details) - USD ($)	Dec. 31, 2020	Jul. 02, 2020	Feb. 07, 2020
Debt Instrument [Line Items]
Long-term line of credit	$ 1,795,000,000
Letters of Credit, Surety Bonds and Bank Guarantees
Debt Instrument [Line Items]
Letters of credit outstanding relate to joint venture operations	167,000,000
Performance Letter of Credit Fee
Debt Instrument [Line Items]
Letters of credit, outstanding amount			$ 500,000,000
Performance Letter of Credit Fee | Line of Credit
Debt Instrument [Line Items]
Long-term line of credit	839,000,000
Performance Letter of Credit Fee | Line of Credit | Committed Line of Credit
Debt Instrument [Line Items]
Aggregate principal amount	1,000,000,000
Performance Letter of Credit Fee | Line of Credit | Uncommitted Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	415,000,000
Letters of credit, outstanding amount	213,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Letters of credit, outstanding amount		$ 1,000,000,000	$ 500,000,000
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Long-term line of credit	260,000,000
Letters of credit, outstanding amount	$ 103,000,000